UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Select 500 Fund

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 7.4%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	13,200	226,116
Johnson Controls, Inc.	1,600	111,120

		337,236
Distributors 0.1%
Genuine Parts Co.	1,800	79,758
Diversified Consumer Services 0.2%
H&R Block, Inc.	7,904	193,174
Hotels Restaurants & Leisure 0.9%
McDonald's Corp.	16,600	561,910
Starbucks Corp.*	400	12,180
Wendy's International, Inc.	2,000	101,560
YUM! Brands, Inc.	5,562	271,370

		947,020
Household Durables 1.0%
Black & Decker Corp.	3,100	272,211
Centex Corp.	3,800	273,030
D.R. Horton, Inc.	900	31,896
KB Home	3,500	244,195
Lennar Corp. "A"	3,500	201,880

		1,023,212
Leisure Equipment & Products 0.0%
Mattel, Inc.	2,000	33,300
Media 1.0%
Comcast Corp. "A"*	771	20,354
New York Times Co. "A"	4,700	129,250
Omnicom Group, Inc.	4,100	346,696
Time Warner, Inc.	30,604	550,260

		1,046,560
Multiline Retail 1.2%
Dollar General Corp.	200	3,782
Family Dollar Stores, Inc.	3,400	76,534
Federated Department Stores, Inc.	4,320	278,338
Nordstrom, Inc.	6,700	247,096
Target Corp.	11,300	604,663

		1,210,413
Specialty Retail 2.0%
Home Depot, Inc.	22,480	939,214
Lowe's Companies, Inc.	9,700	654,556
RadioShack Corp.	2,700	61,587
The Gap, Inc.	5,900	102,542
The Sherwin-Williams Co.	4,676	204,996

		1,962,895

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	4,068	347,000
Reebok International Ltd.	3,500	201,530
VF Corp.	1,700	96,305

		644,835
Consumer Staples 10.3%
Beverages 2.7%
Anheuser-Busch Companies, Inc.	11,500	503,010
Coca-Cola Co.	23,079	985,243
Coca-Cola Enterprises, Inc.	11,600	222,952
PepsiCo, Inc.	17,897	1,059,502

		2,770,707
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	100	4,998
CVS Corp.	12,394	334,886
Kroger Co.*	9,700	188,762
Safeway, Inc.	10,944	254,448
Wal-Mart Stores, Inc.	26,328	1,278,488
Walgreen Co.	11,552	527,695

		2,589,277
Food Products 0.3%
The Hershey Co.	4,926	267,088
Household Products 3.1%
Clorox Co.	5,100	276,828
Colgate-Palmolive Co.	8,200	447,064
Kimberly-Clark Corp.	7,754	457,331
Procter & Gamble Co.	34,060	1,947,891

		3,129,114
Tobacco 1.6%
Altria Group, Inc.	20,895	1,520,947
Reynolds American, Inc.	1,500	133,530

		1,654,477
Energy 10.5%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	3,800	217,930
Halliburton Co.	1,800	114,570
Nabors Industries Ltd.*	2,900	203,029
National-Oilwell Varco, Inc.*	1,577	95,598
Noble Corp.	2,200	158,554
Rowan Companies, Inc.	2,100	75,348
Schlumberger Ltd.	7,300	698,829
Transocean, Inc.*	3,400	217,056
Weatherford International Ltd.*	4,100	284,991

		2,065,905
Oil, Gas & Consumable Fuels 8.5%
Amerada Hess Corp.	2,200	269,544
Anadarko Petroleum Corp.	4,241	384,277
Apache Corp.	5,486	358,126
Burlington Resources, Inc.	900	65,025
Chevron Corp.	23,153	1,326,898
ConocoPhillips	12,310	744,878
Devon Energy Corp.	7,042	423,928
EOG Resources, Inc.	400	28,700

Exxon Mobil Corp.	59,105	3,429,863
Kerr-McGee Corp.	3,106	268,514
Marathon Oil Corp.	851	50,456
Occidental Petroleum Corp.	5,800	459,940
Sunoco, Inc.	3,800	293,360
Valero Energy Corp.	4,700	452,140

		8,555,649
Financials 24.2%
Banks 6.0%
Bank of America Corp.	24,782	1,137,246
BB&T Corp.	5,497	233,897
First Horizon National Corp.	2,600	101,192
Golden West Financial Corp.	5,310	344,035
KeyCorp.	4,500	149,220
National City Corp.	10,657	361,379
PNC Financial Services Group, Inc.	5,700	363,489
SunTrust Banks, Inc.	500	36,370
US Bancorp.	16,369	495,653
Wachovia Corp.	17,810	951,054
Washington Mutual, Inc.	13,672	563,150
Wells Fargo & Co.	18,191	1,143,304
Zions Bancorp.	2,884	218,117

		6,098,106
Capital Markets 4.2%
Ameriprise Financial, Inc.	2,216	93,183
Bank of New York Co., Inc.	13,200	427,680
Bear Stearns Companies, Inc.	2,800	310,772
E*TRADE Financial Corp.*	14,000	273,280
Franklin Resources, Inc.	1,200	111,456
Lehman Brothers Holdings, Inc.	4,000	504,000
Mellon Financial Corp.	9,700	326,308
Merrill Lynch & Co., Inc.	11,200	743,904
Morgan Stanley	13,300	745,199
The Goldman Sachs Group, Inc.	5,700	735,072

		4,270,854
Consumer Finance 1.6%
American Express Co.	7,080	364,054
Capital One Financial Corp.	5,000	415,300
MBNA Corp.	18,800	503,276
SLM Corp.	6,535	343,414

		1,626,044
Diversified Financial Services 5.5%
CIT Group, Inc.	5,800	287,100
Citigroup, Inc.	50,153	2,434,928
Countrywide Financial Corp.	10,100	351,581
Fannie Mae	11,109	533,787
Freddie Mac	8,531	532,761
JPMorgan Chase & Co.	17,939	686,167
MGIC Investment Corp.	3,850	250,635
Moody's Corp.	5,700	342,855
Principal Financial Group, Inc.	3,368	170,657

		5,590,471

Insurance 6.0%
ACE Ltd.	1,400	77,700
AFLAC, Inc.	8,700	417,600
Allstate Corp.	6,057	339,798
Ambac Financial Group, Inc.	3,600	276,084
American International Group, Inc.	26,033	1,747,855
Aon Corp.	2,900	105,589
Chubb Corp.	2,400	232,416
Cincinnati Financial Corp.	420	18,702
Hartford Financial Services Group, Inc.	3,400	297,058
Jefferson-Pilot Corp.	200	11,110
Lincoln National Corp.	200	10,396
Loews Corp.	2,400	231,792
MBIA, Inc.	4,500	278,010
MetLife, Inc.	7,520	386,829
Progressive Corp.	2,129	261,846
Prudential Financial, Inc.	5,407	418,502
Safeco Corp.	2,200	123,750
The St. Paul Travelers Companies, Inc.	5,600	260,568
Torchmark Corp.	4,500	243,540
UnumProvident Corp.	8,800	193,600
XL Capital Ltd. "A"	2,900	192,502

		6,125,247
Real Estate 0.9%
Apartment Investment & Management Co. "A" (REIT)	5,500	213,015
Archstone-Smith Trust (REIT)	1,900	79,439
Equity Office Properties Trust (REIT)	2,073	64,636
Plum Creek Timber Co., Inc. (REIT)	5,800	225,968
Vornado Realty Trust (REIT)	3,400	290,190

		873,248
Health Care 11.8%
Biotechnology 1.6%
Amgen, Inc.*	13,388	1,083,491
Applera Corp. - Applied Biosystems Group	9,200	253,736
Genzyme Corp.*	2,200	163,548
Gilead Sciences, Inc.*	1,600	81,104

		1,581,879
Health Care Equipment & Supplies 1.3%
Becton, Dickinson & Co.	600	34,938
C.R. Bard, Inc.	3,984	258,442
Hospira, Inc.*	5,940	262,251
Medtronic, Inc.	14,196	788,872

		1,344,503
Health Care Providers & Services 2.6%
Aetna, Inc.	4,742	438,588
AmerisourceBergen Corp.	3,500	281,225
Cardinal Health, Inc.	1,700	108,715
Caremark Rx, Inc.*	200	10,278
HCA, Inc.	900	45,891
Quest Diagnostics, Inc.	4,700	235,423
UnitedHealth Group, Inc.	14,624	875,393
WellPoint, Inc.*	7,916	608,186

		2,603,699

Pharmaceuticals 6.3%
Abbott Laboratories	16,904	637,450
Allergan, Inc.	700	70,000
Bristol-Myers Squibb Co.	24,511	529,192
Eli Lilly & Co.	6,444	325,422
Forest Laboratories, Inc.*	1,800	70,326
Johnson & Johnson	29,137	1,799,210
Merck & Co., Inc.	25,050	736,470
Pfizer, Inc.	72,766	1,542,639
Watson Pharmaceuticals, Inc.*	2,100	70,056
Wyeth	16,000	664,960

		6,445,725
Industrials 11.3%
Aerospace & Defense 2.8%
Boeing Co.	9,175	625,643
General Dynamics Corp.	3,500	400,050
L-3 Communications Holdings, Inc.	3,500	260,750
Lockheed Martin Corp.	6,600	399,960
Northrop Grumman Corp.	6,600	378,642
Rockwell Collins, Inc.	1,447	66,128
United Technologies Corp.	12,704	683,984

		2,815,157
Air Freight & Logistics 1.2%
FedEx Corp.	3,252	317,460
United Parcel Service, Inc. "B"	11,213	873,493

		1,190,953
Commercial Services & Supplies 0.2%
Equifax, Inc.	6,400	245,120
Electrical Equipment 0.5%
Emerson Electric Co.	6,400	483,904
Industrial Conglomerates 4.3%
3M Co.	9,384	736,456
General Electric Co.	100,058	3,574,072
Tyco International Ltd.	700	19,964

		4,330,492
Machinery 1.8%
Caterpillar, Inc.	9,500	548,910
Cummins, Inc.	2,700	240,300
Danaher Corp.	5,700	316,350
Illinois Tool Works, Inc.	4,200	370,734
ITT Industries, Inc.	2,616	284,516
Navistar International Corp.*	3,800	107,806
Parker Hannifin Corp.	300	20,523

		1,889,139
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	300	19,854
CSX Corp.	6,100	296,704
Union Pacific Corp.	3,271	250,362

		566,920
Information Technology 15.1%
Communications Equipment 3.4%
Cisco Systems, Inc.*	68,644	1,204,016
Corning, Inc.*	22,800	461,700

Motorola, Inc.	30,400	732,336
QUALCOMM, Inc.	18,892	859,019
Tellabs, Inc.*	23,200	238,032

		3,495,103
Computers & Peripherals 3.7%
Apple Computer, Inc.*	10,400	705,328
Dell, Inc.*	4,429	133,579
EMC Corp.*	35,400	493,122
Hewlett-Packard Co.	32,455	962,940
International Business Machines Corp.	16,538	1,470,228

		3,765,197
IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*	4,500	251,010
Automatic Data Processing, Inc.	9,500	446,500
Computer Sciences Corp.*	5,100	256,173
Convergys Corp.*	13,800	229,080
Fiserv, Inc.*	100	4,551

		1,187,314
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	2,900	75,922
Broadcom Corp. "A"*	6,800	316,472
Freescale Semiconductor, Inc. "B"*	3,632	93,706
Intel Corp.	62,064	1,655,867
Linear Technology Corp.	8,400	313,404
Micron Technology, Inc.*	700	9,982
National Semiconductor Corp.	1,300	33,644
Texas Instruments, Inc.	20,500	665,840

		3,164,837
Software 3.7%
Adobe Systems, Inc.	10,000	326,100
Intuit, Inc.*	5,400	289,278
Microsoft Corp.	89,316	2,474,947
Oracle Corp.*	49,990	628,374

		3,718,699
Materials 1.1%
Chemicals 0.4%
E.I. du Pont de Nemours & Co.	7,800	333,450
Ecolab, Inc.	1,242	41,321

		374,771
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc. "B"	1,800	93,798
Phelps Dodge Corp.	2,400	325,608
United States Steel Corp.	6,100	290,360

		709,766
Telecommunication Services 3.9%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	43,213	1,076,432
BellSouth Corp.	23,409	638,129
Citizens Communications Co.	9,600	125,280
Qwest Communications International, Inc.*	53,000	277,720
Verizon Communications, Inc.	31,031	992,371

		3,109,932

Wireless Telecommunication Services 0.8%
ALLTEL Corp.	5,700	380,931
Sprint Nextel Corp.	18,125	453,850
834,781
Utilities 3.7%
Electric Utilities 1.4%
American Electric Power Co., Inc.	7,792	284,720
Entergy Corp.	800	56,000
Exelon Corp.	9,484	493,547
FirstEnergy Corp.	5,471	256,918
Southern Co.	10,378	360,221

		1,451,406
Gas Utilities 0.1%
Nicor, Inc.	2,100	84,210
Independent Power Producers & Energy Traders 0.8%
Calpine Corp.* (a)	61,500	31,365
Constellation Energy Group	3,005	159,235
Duke Energy Corp.	6,200	166,532
TXU Corp.	4,000	410,520

		767,652
Multi-Utilities 1.4%
Ameren Corp.	1,863	97,733
CenterPoint Energy, Inc.	9,700	128,234
CMS Energy Corp.*	9,300	130,014
Consolidated Edison, Inc.	5,100	232,254
Dominion Resources, Inc.	5,400	410,130
NiSource, Inc.	400	8,612
PG&E Corp.	5,023	184,746
Public Service Enterprise Group, Inc.	2,381	149,336
Sempra Energy	2,000	87,900

		1,428,959

Total Common Stocks (Cost $81,660,566)		100,684,708

	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 3.21% **, 12/1/2005 (b) (Cost $100,000)	100,000	100,000

	Shares	Value ($)
Securities Lending Collateral 0.1%
Scudder Daily Assets Fund Institutional, 4.07% (c) (d) (Cost $55,800)	55,800	55,800
Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 4.03% (e) (Cost $593,020)	593,020	593,020

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 82,409,386)				100.0	101,433,528
Other Assets and Liabilities, Net				0.0	(39,139)

Net Assets				100.0	101,394,389

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2005 amounted to $30,132 which is 0.03% of net assets.
(b)				At November 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Represents collateral held in connection with securities lending
(d)				Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At November 30, 2005, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

S&P 500 Index Futures	12/15/2005	1	306,493	312,775	6,282
S&P Mini 500 Index Futures	12/16/2005	8	503,483	500,440	(3,043)

Total net unrealized appreciation					3,239

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Select 500 Fund, a series of Value Equity Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Select 500 Fund, a series of Value Equity Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006